Income tax (expense)/credit (Tables)	6 Months Ended
Dec. 31, 2025
Income tax (expense)/credit
Schedule of income tax (expense)/credit

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Current tax
Current tax on loss for the period	(77)	(38)	(135)	(105)
Foreign tax	(270)	(732)	(276)	(733)
Total current tax expense	(347)	(770)	(411)	(838)
Deferred tax
Origination and reversal of temporary differences	(1,098)	7,542	781	7,311
Total deferred tax (expense)/credit	(1,098)	7,542	781	7,311
Total income (expense)/credit	(1,445)	6,772	370	6,473

Schedule of amounts relating to tax that have been recognized in other comprehensive income

	Three months ended		Six months ended
	31 December		31 December
	2025	2024	2025	2024
	£’000	£’000	£’000	£’000
Deferred tax (Note 18)	23	1,389	338	861
Total income tax credit recognized in other comprehensive income	23	1,389	338	861